SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Depreciation Rates for Property and Equipment
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 20 (mainly 20)
Leasehold improvements	Shorter of the term of the lease or useful life

Schedule of weighted-average assumptions for granted options
The Company used the following weighted-average assumptions for options granted to employees and directors:

	Year ended December 31,
	2017	2016	2015

Volatility	50.7%	50.7%	51%
Risk-free interest rate	1.86%	1.17%	1.49%
Dividend yield	0%	0%	0%
Expected life (years)	4.8	4.7	4.7